Asap3

                                             Supplement to Prospectus Dated May 2, 2005
                                                 Supplement dated February 13, 2006

Supplement dated February 13, 2006 to the May 2, 2005 Prospectus for the following  annuity  product:  American Skandia Advisor Plan
III (the "Prospectus").

This Supplement  should be read and retained with the current  Prospectus for your annuity  contract issued by American Skandia Life
Assurance  Corporation  ("American  Skandia").  If you would like another copy of the current  Prospectus,  please contact  American
Skandia at 1-800-752-6342.

We are issuing this supplement to describe an enhancement to the  above-referenced  annuity  product.  This change will be effective on or about February 13, 2006, unless specifically stated otherwise.

                                                               NEW FEATURE

Effective February 13, 2006, subject to state availability, we will be offering a Loyalty Credit with this Annuity.  Accordingly, the following sections of the Prospectus have been revised:

                                                            Introduction

In the section of the Prospectus entitled "Introduction", under the heading "What Are Some of the Key Features of This Annuity?"
the following bullet has been added:

o        "For annuities issued on or after February 13, 2006 (subject to state availability) this Annuity offers a Loyalty Credit which we add to your Account Value with respect to Purchase Payments that have been made during the first four Annuity
         Years less withdrawals through the fifth Annuity Anniversary, subject to our rules and state availability."

                                                         Glossary of Terms

In the section of the Prospectus entitled  "Glossary of Terms", the following has been added as the last sentence to the definition of Account Value:

         "The Account Value includes any Loyalty Credit we apply."

                                                    Managing Your Account Value

In the section of the Prospectus entitled "Managing Your Account Value" the following sections have been added:

         "HOW DO I RECEIVE A LOYALTY CREDIT?
         For annuities issued on or after February 13, 2006 (subject to state  availability),  we apply a Loyalty Credit to your  Annuity's  Account Value at the end of your fifth Annuity Year ("fifth  Annuity  Anniversary").  The Loyalty
         Credit is equal to 0.50% of total  Purchase  Payments made during the first four Annuity Years less the cumulative amount of withdrawals  made (including the deduction of any CDSC amounts)  through the fifth Annuity  Anniversary.
         If the total  Purchase  Payments  made during the first four Annuity Years is less than the  cumulative  amount of withdrawals  made on or before the fifth Annuity  Anniversary,  no Loyalty Credit will be applied to your Annuity.
         Also,  no Loyalty  Credit  will be applied to your  Annuity  if your  Account  Value is zero on the fifth  Annuity
         Anniversary.  This would include any  situation  where the Annuity is still in force due to the fact that payments are being made under an optional benefit such as Lifetime Five or the Guaranteed  Minimum Withdrawal  Benefit.  In
         addition, no Loyalty Credit will be applied to your Annuity if before the fifth Annuity Anniversary:  (i) you have surrendered  your  Annuity;  (ii) you have  annuitized  your  Annuity;  (iii) your  beneficiary  has  elected  our
         Beneficiary  Continuation  Option; or (iv) we have received due proof of your death (and there has been no spousal continuation  election made). If your spouse continues the contract under our spousal continuation option, we will apply the Loyalty  Credit to your Annuity only on the fifth  Annuity  Anniversary  measured  from the date that we originally  issued you the Annuity.  Since the Loyalty Credit is applied to the Account Value only, any guarantees that are not based on Account  Value will not reflect  the Loyalty  Credit.  Similarly,  guarantees  that are made against a loss in Account Value will not be triggered in certain very limited  circumstances  where they otherwise would have been, had no Loyalty Credit been applied to the Account Value.

         HOW ARE LOYALTY CREDITS APPLIED TO MY ACCOUNT VALUE?
         Any Loyalty Credit that is allocated to your Account Value on the fifth Annuity  Anniversary  will be allocated to the Fixed  Allocations and Sub-accounts in the same  percentages as Purchase  Payments are then being allocated to your Annuity.

         Example of Applying the Loyalty Credit
         Assume you make an initial  Purchase  Payment of $10,000.  During  Annuity  Year four  (i.e.,  prior to the fourth
         Annuity  Anniversary) you make an additional $10,000 Purchase Payment.  During the early part of Annuity Year five
         (i.e.,  prior to the fifth Annuity  Anniversary)  you make a $10,000 Purchase Payment and later in the year make a withdrawal of $5,000.  The Loyalty  Credit that we will apply to your Annuity on the fifth Annuity  Anniversary is equal to 0.50% of $15,000  (this  represents  the $20,000 of Purchase  Payments made during the first four Annuity
         Years minus the $5,000  withdrawal  made in the fifth Annuity Year.  The  computation  disregards  the  additional
         $10,000 Purchase Payment made in the fifth Annuity Year.)  Therefore,  the Loyalty Credit amount would be equal to
         $75.00."

Appendix E of the Prospectus entitled "Selecting the Variable Annuity That's Right for You" is replaced with the following:

APPENDIX E --- Selecting the Variable Annuity That's Right for You

American Skandia Life Assurance  Corporation offers several deferred variable annuity products.  Each annuity has different features and benefits that may be appropriate for you based on your individual financial situation and how you intend to use the annuity.

The different  features and benefits may include  variations on your ability to access funds in your annuity  without the imposition of a withdrawal  charge as well as different  ongoing fees and charges you pay to stay in the  contract.  Additionally,  differences may exist on various optional benefits such as guaranteed living benefits or death benefit protection.

Among the factors you should  consider when choosing which annuity product may be most  appropriate  for your  individual  needs are the following:
o        Your age;
o        The amount of your investment and any planned future deposits into the annuity;
o        How long you intend to hold the annuity (also referred to as investment time horizon);
o        Your desire to make withdrawals from the annuity;
o        Your investment return objectives;
o        The effect of optional benefits that may be elected, and
o        Your desire to minimize costs and/or maximize return associated with the annuity.

The following  chart  outlines some of the  different  features for each American  Skandia  Annuity.  The  availability  of optional features,  such as those noted in the chart, may increase the cost of the contract.  Therefore you should  carefully  consider which features you plan to use when  selecting  your  annuity.  You should also consider the  investment  objectives,  risks,  charges and expenses of an investment carefully before investing.

In addition,  the  hypothetical  illustrations  below reflect the account value and surrender value of each variable  annuity over a variety of holding  periods.  These  charts  are meant to  reflect  how your  annuities  can grow or  decrease  depending  on market conditions and the comparable  value of each of the annuities  (which reflects the charges  associated with the annuities) under the assumptions noted.

Your  registered  representative  can  provide  you with  prospectuses  for one or more of these  variable  annuities  noted in this document and can guide you through Selecting the Variable Annuity That's Right for You.

American Skandia Annuity Product Comparison

Below is a summary of American  Skandia's  annuity  products.  ASL II refers to  American  Skandia  Lifevest(R)II, APEX II refers to
American  Skandia APEXSM II, ASAP III refers to American  Skandia Advisor PlanSM III, and XTra Credit SIX refers to American Skandia
XTra  CreditSM  SIX. You should  consider the  investment  objectives,  risks,  charges and expenses of an investment in any Annuity carefully  before  investing.  Each product  prospectus as well as the  underlying  portfolio  prospectuses  contains this and other information  about the variable  annuities and underlying  investment  options.  Your investment  professional  can provide you with prospectuses  for one or more of these  variable  annuities and the  underlying  portfolios and can help you decide upon the product that would be most advantageous for you given your individual needs.  Please read the prospectuses carefully before investing.
..
                       ------------------------ ----------------------------- --------------------------- --------------------------
                               ASL II                     APEX II                      ASAP III                XTra Credit SIX
---------------------- ------------------------ ----------------------------- --------------------------- --------------------------
---------------------- ------------------------ ----------------------------- --------------------------- --------------------------
Minimum Investment     $15,000                  $10,000                       $10,000                     $10,000
---------------------- ------------------------ ----------------------------- --------------------------- --------------------------
---------------------- ------------------------ ----------------------------- --------------------------- --------------------------
Maximum Issue Age      No Maximum Age           85                            80                          75
---------------------- ------------------------ ----------------------------- --------------------------- --------------------------
---------------------- ------------------------ ----------------------------- --------------------------- --------------------------
Withdrawal Charge      None                     4 Years                       8 Years                     10 Years
Schedule                                        (8.5%, 8%, 7%, 6%)            (7.5%, 7%, 6.5%, 6%, 5%,    (9%, 9%, 8.5% ,8%, 7%,
                                                                              4%, 3%, 2%)                 6%, 5%, 4%, 3%, 2%)
---------------------- ------------------------ ----------------------------- --------------------------- --------------------------
---------------------- ------------------------ ----------------------------- --------------------------- --------------------------
Insurance and          1.65%                    1.65%                         1.25% years 1-8; 0.65%      1.65% years 1-10; 0.65%
Distribution Charge                                                           years 9+                    years 11+
---------------------- ------------------------ ----------------------------- --------------------------- --------------------------
---------------------- ------------------------ ----------------------------- --------------------------- --------------------------
Contract Charges       Lesser of  $35 or        Lesser of  $35 or             Lesser of  $35 or           Lesser of  $35 or
                       2% of Account Value*     2% of Account Value*          2% of Account Value*        2% of Account Value
---------------------- ------------------------ ----------------------------- --------------------------- --------------------------
---------------------- ------------------------ ----------------------------- --------------------------- --------------------------
Contract Credit        No                       Yes.  Effective for           Yes.  Effective for         Yes.  The amount of the
                                                Contracts issued on or        Contracts issued on or      credit applied to a
                                                after June 20, 2005,          after February 13, 2006,    purchase payment is
                                                subject to state              subject to state            based on the year the
                                                availability.  Generally,     availability.  Generally,   purchase payment is
                                                we apply a Loyalty Credit     we apply a Loyalty Credit   received, for the first
                                                to your Annuity's Account     to your Annuity's Account   6 years of the contract
                                                Value at the end of your      Value at the end of your    as follows:
                                                fifth contract year (i.e.,    fifth contract year
                                                on your fifth Contract        (i.e., on your fifth        For contracts issued on
                                                Anniversary). The Loyalty     Contract Anniversary).      or after February 13,
                                                Credit is equal to 2.75%      The Loyalty Credit is       2006, subject to state
                                                (2.25% for contracts issued   equal to 0.50% of total     availability, the credit
                                                between June 20, 2005 and     Purchase Payments made      percentages for each
                                                February 13, 2006) of total   during the first four       year, starting with the
                                                Purchase Payments made        contract years less the     first, are 6.50%, 5.00%,
                                                during the first four         cumulative amount of        4.00%, 3.00%, 2.00%, and
                                                contract years less the       withdrawals made            1.00%.
                                                cumulative amount of          (including the deduction
                                                withdrawals made (including   of any CDSC amounts)        Generally, for contracts
                                                the deduction of any CDSC     through the fifth           issued prior to February
                                                amounts) through the fifth    Contract Anniversary        13, 2006, the credit
                                                Contract Anniversary                                      percentage for the first
                                                                                                          year is 6.0%.

---------------------- ------------------------ ----------------------------- --------------------------- --------------------------
---------------------- ------------------------ ----------------------------- --------------------------- --------------------------
Fixed Rate Account     Fixed Rates Available    Fixed Rates Available (As     Fixed Rates Available (As   Fixed Rates Available
(early withdrawals     (As of May 1, 2005       of May 1, 2005 currently      of May 1, 2005 currently    (As of May 1, 2005
are subject to a       currently offering       offering durations of:        offering durations of:      currently offering
Market Value           durations of:            1,2,3,5,7,10 years)           1,2,3,5,7,10 years)         durations of:
Adjustment)            1,2,3,5,7,10 years)                                                                1,2,3,5,7,10 years)
---------------------- ------------------------ ----------------------------- --------------------------- --------------------------
---------------------- ------------------------ ----------------------------- --------------------------- --------------------------
Variable Investment    All options available    All options available         All options available       All options available
Options
---------------------- ------------------------ ----------------------------- --------------------------- --------------------------

                       ------------------------ ----------------------------- --------------------------- --------------------------
                               ASL II                     APEX II                      ASAP III                XTra Credit SIX
---------------------- ------------------------ ----------------------------- --------------------------- --------------------------
--------------------- ------------------------- ----------------------------- --------------------------- --------------------------
Standard Death        Prior to age 85: The      The greater of: purchase      The greater of: purchase    The greater of: purchase
Benefit               greater of: purchase      payments less proportional    payments less               payments less
                      payments less             withdrawals or account        proportional withdrawals    proportional withdrawals
                      proportional              value (no MVA Applied).       or account value (no MVA    or account value (no MVA
                      withdrawals or account                                  Applied).                   Applied) less an amount
                      value (no MVA Applied).                                                             equal to the credits
                                                                                                          applied within the 12
                      On or after age 85:                                                                 months prior to date of
                      account value                                                                       death.
--------------------- ------------------------- ----------------------------- --------------------------- --------------------------
--------------------- ------------------------- ----------------------------- --------------------------- --------------------------
Optional Death        Enhanced Beneficiary      EBP II,                       EBP II,                     EBP II,
Benefits (for an      Protection (EBPII)        HDV,                          HDV,                        HDV,
additional cost)(1)   Highest Daily Value       HAV,                          HAV,                        HAV,
                      (HDV)                     Combo 5% Roll-up /HAV         Combo 5% Roll-up/HAV        Combo 5% Roll-up /HAV
                      Highest Anniversary
                      Value (HAV)
                      Combo 5% Roll Up/HAV
--------------------- ------------------------- ----------------------------- --------------------------- --------------------------
--------------------- ------------------------- ----------------------------- --------------------------- --------------------------
Living Benefits       GRO/ GRO Plus,            GRO/ GRO Plus,                GRO/ GRO Plus,              GRO/ GRO Plus,
(for an additional    Guaranteed Minimum        GMWB,                         GMWB,                       GMWB,
cost)(2)              Withdrawal Benefit        GMIB,                         GMIB,                       GMIB,
                      (GMWB),                   Lifetime Five                 Lifetime Five               Lifetime Five
                      Guaranteed Minimum
                      Income Benefit (GMIB),
                      Lifetime Five
--------------------- ------------------------- ----------------------------- --------------------------- --------------------------
--------------------- ------------------------- ----------------------------- --------------------------- --------------------------
Annuity Rewards(3)    Not Available             Available after initial       Available after initial     Available after initial
                                                withdrawal period             withdrawal period           withdrawal period
--------------------- ------------------------- ----------------------------- --------------------------- --------------------------

Hypothetical Illustration
The  following  examples  outline the value of each annuity as well as the amount that would be available to an investor as a result of full  surrender  at the end of each of the  contract  years  specified.  The  values  shown  below  are  based  on the  following assumptions:

An initial investment of $100,000 is made into each contract earning a gross rate of return of 0% and 6% respectively.

o        No subsequent deposits or withdrawals are made from the contract.
o        The  hypothetical  gross rates of return are reduced by the  arithmetic  average of the fees and expenses of the underlying portfolios and the charges that are deducted from the Annuity at the Separate Account level as follows4:
o        1.55% based on the fees and expenses of the underlying  portfolios as of December  31,2004.  The arithmetic  average of all fund  expenses are  computed by adding  portfolio  management  fees,  12b-1 fees and other  expenses of all of the underlying  portfolios and then dividing by the number of  portfolios.  For purposes of the  illustrations,  we do not reflect any expense  reimbursements  or expense  waivers that might apply and are described in the  prospectus fee table.
o         The Separate Account level charges include the Insurance Charge and Distribution Charge (as applicable).
o        The Annuity  Value and Surrender  Value are further  reduced by the annual  maintenance  fee. For XTra Credit SIX, APEX II, and ASAP III, the Annuity Value and Surrender Value also reflect the addition of any applicable credits.

The Annuity Value  displays the current  account value assuming no surrender  while the Surrender  Value assumes a 100% surrender on the day after the contract  anniversary,  therefore,  reflecting the decrease in surrender charge where applicable.  The values that you actually  experience  under an Annuity  will be  different  than what is depicted  here if any of the  assumptions  we make here differ  from your  circumstances,  however the  relative  values for each  product  reflected  below will remain the same.  (We will provide you with a personalized  illustration upon request).  Shaded cells represent the product with the highest customer Surrender
Value for the contract year.  Multiple shaded cells represent a tie between two or more annuities.

0% Gross Rate of Return
         --------------------------------------------------------------------------------------------------------------------------
                    ASL II                        APEX II                        ASAP III                   XTra Credit SIX
         --------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
       Yr Annuity Value    Surrender  Annuity Value Surrender Value    Annuity Value  Surrender ValueAnnuity Value Surrender Value
                             Value
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
        1          96,791       96,791       96,791            88,791           97,184         90,184       103,084         94,084
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
        2          93,683       93,683       93,683            86,683           94,447         87,947        99,777         91,277
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
        3          90,674       90,674       90,674            84,674           91,786         85,786        96,575         88,575
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
        4          87,761       87,761       87,761            87,761           89,199         84,199        93,474         86,474
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
        5          84,940       84,940       84,940            84,940           86,683         82,683        90,472         84,472
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
        6          82,208       82,208       84,871            84,871           84,724         81,724        87,565         82,565
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
        7          79,564       79,564       82,142            82,142           82,333         80,333        84,750         80,750
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
        8          77,003       77,003       79,499            79,499           80,009         80,009        82,025         79,025
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
        9          74,524       74,524       76,941            76,941           78,222         78,222        79,386         77,386
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
       10          72,123       72,123       74,463            74,463           76,474         76,474        76,831         76,831
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
       11          69,799       69,799       72,065            72,065           74,764         74,764        75,113         75,113
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
       12          67,548       67,548       69,742            69,742           73,092         73,092        73,433         73,433
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
       13          65,369       65,369       67,493            67,493           71,456         71,456        71,790         71,790
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
       14          63,259       63,259       65,316            65,316           69,856         69,856        70,183         70,183
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
       15          61,215       61,215       63,207            63,207           68,291         68,291        68,611         68,611
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
       16          59,237       59,237       61,166            61,166           66,761         66,761        67,074         67,074
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
       17          57,322       57,322       59,189            59,189           65,264         65,264        65,570         65,570
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
       18          55,467       55,467       57,275            57,275           63,800         63,800        64,099         64,099
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
       19          53,671       53,671       55,422            55,422           62,367         62,367        62,660         62,660
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
       20          51,933       51,933       53,628            53,628           60,967         60,967        61,253         61,253
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
       21          50,249       50,249       51,890            51,890           59,597         59,597        59,876         59,876
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
       22          48,619       48,619       50,208            50,208           58,256         58,256        58,530         58,530
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
       23          47,041       47,041       48,579            48,579           56,946         56,946        57,213         57,213
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
       24          45,512       45,512       47,002            47,002           55,664         55,664        55,926         55,926
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
       25          44,033       44,033       45,475            45,475           54,410         54,410        54,666         54,666
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
       26          42,600       42,600       43,997            43,997           53,183         53,183        53,434         53,434
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
       27          41,212       41,212       42,565            42,565           51,983         51,983        52,228         52,228
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
       28          39,869       39,869       41,179            41,179           50,810         50,810        51,050         51,050
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
       29          38,569       38,569       39,837            39,837           49,662         49,662        49,897         49,897
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
       30          37,309       37,309       38,537            38,537           48,540         48,540        48,769         48,769
   --------------------------------------------------------------------------------------------------------------------------------

Assumptions:
a.  $100,000 initial investment
b.  Fund Expenses = 1.55%
c.  No optional death benefits or living benefits elected
d.  Annuity was issued on or after February 13, 2006

6% Gross Rate of Return
         ----------------------------------------------------------------------------------------------------------------------
                     ASL II                       APEX II                     ASAP III                  XTra Credit SIX
   ----------------------------------------------------------------------------------------------------------------------------
                          urrender Value  Annuity                                  urrender Value              urrender Value
       Yr Annuity Value  S                 Value   Surrender Value Annuity Value  S              Annuity ValueS
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
        1         102,635        102,635    102,635         94,635         103,053         96,053      109,271         100,271
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
        2         105,340        105,340    105,340         98,340         106,198         99,698      112,116         103,616
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
        3         108,115        108,115    108,115        102,115         109,440        103,440      115,035         107,035
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
        4         110,964        110,964    110,964        110,964         112,781        107,781      118,031         111,031
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
        5         113,888        113,888    113,888        113,888         116,223        112,223      121,107         115,107
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
        6         116,890        116,890    119,712        119,712         120,286        117,286      124,263         119,263
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
        7         119,970        119,970    122,867        122,867         123,958        121,958      127,503         123,503
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
        8         123,131        123,131    126,104        126,104         127,742        127,742      130,827         127,827
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
        9         126,376        126,376    129,427        129,427         132,441        132,441      134,240         132,240
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
       10         129,706        129,706    132,838        132,838         137,313        137,313      137,742         137,742
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
       11         133,124        133,124    136,338        136,338         142,365        142,365      142,774         142,774
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
       12         136,632        136,632    139,931        139,931         147,602        147,602      147,991         147,991
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
       13         140,232        140,232    143,618        143,618         153,032        153,032      153,401         153,401
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
       14         143,927        143,927    147,403        147,403         158,661        158,661      159,009         159,009
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
       15         147,720        147,720    151,287        151,287         164,498        164,498      164,823         164,823
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
       16         151,613        151,613    155,273        155,273         170,549        170,549      170,851         170,851
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
       17         155,608        155,608    159,365        159,365         176,823        176,823      177,102         177,102
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
       18         159,708        159,708    163,565        163,565         183,328        183,328      183,582         183,582
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
       19         163,917        163,917    167,875        167,875         190,072        190,072      190,300         190,300
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
       20         168,236        168,236    172,298        172,298         197,064        197,064      197,265         197,265
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
       21         172,669        172,669    176,839        176,839         204,313        204,313      204,487         204,487
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
       22         177,219        177,219    181,498        181,498         211,829        211,829      211,975         211,975
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
       23         181,889        181,889    186,281        186,281         219,622        219,622      219,737         219,737
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
       24         186,682        186,682    191,190        191,190         227,701        227,701      227,786         227,786
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
       25         191,601        191,601    196,228        196,228         236,078        236,078      236,130         236,130
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
       26         196,650        196,650    201,399        201,399         244,762        244,762      244,782         244,782
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
       27         201,832        201,832    206,706        206,706         253,766        253,766      253,752         253,752
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
       28         207,151        207,151    212,153        212,153         263,101        263,101      263,051         263,051
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
       29         212,609        212,609    217,743        217,743         272,780        272,780      272,693         272,693
   ----------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------
       30         218,212        218,212    223,481        223,481         282,815        282,815      282,690         282,690
   ----------------------------------------------------------------------------------------------------------------------------

Assumptions:
a.  $100,000 initial investment
b.  Fund Expenses = 1.55%
c.  No optional death benefits or living benefits elected
d.  Annuity was issued on or after February 13, 2006

In addition, the following charts indicate the days (measured from the Issue Date) in which each annuity product would have the highest Surrender Value amongst the products listed given the above assumptions.

0% Gross Rate of Return
------------------------------------------------------------------------------------------------------------
       Product Name       Total Days in which   Years from the Issue    Days within the period in which the
                          Product's Surrender      Date in which the             Surrender Value is highest
                             Value is highest     Surrender Value is
                                                             highest
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
            APEX II                      1460                      4                                   1460
                                                                   5                              1461-1825
                                                                   6                              1826-2190
                                                                   7                              2191-2555
                                                                   8                              2556-2919
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
           ASAP III                       730                      8                                   2920
                                                                   9                              2921-3285
                                                                  10                              3286-3649
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
    Xtra Credit SIX                      7301                     10                                   3650
                                                               11-30                             3651-10950
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
             ASL II                      1825                    1-5                                 1-1825
------------------------------------------------------------------------------------------------------------

6% Gross Rate of Return
------------------------------------------------------------------------------------------------------------
       Product Name       Total Days in which   Years from the Issue    Days within the period in which the
                          Product's Surrender      Date in which the             Surrender Value is highest
                             Value is highest     Surrender Value is
                                                             highest
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
            APEX II                       729                      6                              1826-2190
                                                                   7                              2191-2554
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
           ASAP III                      1800                      9                              2946-3285
                                                                  10                              3286-3649
                                                                  27                                   9855
                                                               28-30                             9856-10950
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
    Xtra Credit SIX                      6962                      4                                   1460
                                                                   5                              1461-1825
                                                                   7                                   2555
                                                                   8                              2556-2920
                                                                   9                              2921-2991
                                                                  10                                   3650
                                                               11-26                              3651-9490
                                                                  27                              9491-9854
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
             ASL II                      1459                    1-3                                 1-1095
                                                                   4                              1096-1459
------------------------------------------------------------------------------------------------------------

Days listed assume 365 days per year and do not account for Leap Years.

* - Contract charges are waived for account values greater than $100,000.

1)       For more information on these benefits, refer to the "Death Benefit" section in the Prospectus.
2)       For more information on these benefits, refer to the "Living Benefit Programs" section in the Prospectus.
3)       The Annuity Rewards benefit offers Owners an ability to increase the guaranteed death benefit so that the death benefit will at least equal the Annuity's account value on the effective date of the Annuity Rewards benefits, if the terms of the
     Annuity Rewards benefit are met.
4)       These reductions result in hypothetical net rates of return corresponding to the 0% and 6% gross rates of return, respectively as follows:  ASLII -3.17% and 2.64%; APEX II -3.17% and 2.64%; ASAP III -2.78% and 3.05% in years 1-8 and -2.19%
     and 3.68% in years 9+, XTra Credit SIX -3.17% and 2.64% in years 1-10 and -2.19% and 3.68% in years 11+.

                                               Supplement to Prospectus Dated May 2, 2005
                                                  Supplement dated February 13, 2006

Supplement dated February 13, 2006 to the May 2, 2005 Prospectuses for the following annuity product:  Optimum (the "Prospectus").

This  Supplement  should be read and retained with the current  Prospectus for your annuity  contract  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia").  If you would like  another  copy of the current  Prospectus,  please  contact  American
Skandia at 1-800-752-6342.

We are issuing this supplement to describe an enhancement to the  above-referenced  annuity  product.  This change will be effective on or about February 13, 2006, unless specifically stated otherwise.

                                                                NEW FEATURE

Effective February 13, 2006, subject to state availability, we will be offering a Loyalty Credit with this Annuity.  Accordingly, the following sections of the Prospectus have been revised:

                                                             Introduction

In the section of the Prospectus entitled "Introduction", under the heading "What Are Some of the Key Features of This Annuity?" the
following bullet has been added:

o        "For annuities issued on or after February 13, 2006 (subject to state availability) this Annuity offers a Loyalty Credit which we add to your Account Value with respect to Purchase Payments that have been made during the first four Annuity Years less withdrawals through the fifth Annuity Anniversary, subject to our rules and state availability."

                                                           Glossary of Terms

In the section of the Prospectus entitled  "Glossary of Terms", the following has been added as the last sentence to the definition of Account Value:

         "The Account Value includes any Loyalty Credit we apply."

                                                      Managing Your Account Value

In the section of the Prospectus entitled "Managing Your Account Value" the following sections have been added:

         "HOW DO I RECEIVE A LOYALTY CREDIT?
         For annuities  issued on or after  February 13, 2006 (subject to state  availability),  we apply a Loyalty  Credit to your Annuity's Account Value at the end of your fifth Annuity Year ("fifth Annuity Anniversary").  The Loyalty Credit is equal to 0.50% of total Purchase  Payments made during the first four Annuity Years less the cumulative  amount of withdrawals  made (including the deduction of any CDSC amounts) through the fifth Annuity  Anniversary.  If the total
         Purchase  Payments made during the first four Annuity Years is less than the cumulative amount of withdrawals made on or before the fifth Annuity Anniversary,  no Loyalty Credit will be applied to your Annuity.  Also, no Loyalty Credit will be applied to your Annuity if your Account  Value is zero on the fifth Annuity  Anniversary.  This would include any  situation  where the  Annuity is still in force due to the fact that  payments  are being made under an optional benefit such as Lifetime Five or the Guaranteed Minimum Withdrawal  Benefit.  In addition,  no Loyalty Credit will be applied to your Annuity if before the fifth Annuity  Anniversary:  (i) you have  surrendered  your Annuity;  (ii) you have annuitized your Annuity;  (iii) your  beneficiary has elected our Beneficiary  Continuation  Option;  or (iv) we have  received due proof of your death (and there has been no spousal  continuation  election  made).  If your spouse continues the contract under our spousal  continuation  option, we will apply the Loyalty Credit to your Annuity only on the fifth  Annuity  Anniversary  measured  from the date that we  originally  issued  you the  Annuity.  Since the
         Loyalty  Credit is applied to the Account  Value only,  any  guarantees  that are not based on Account Value will not reflect  the  Loyalty  Credit.  Similarly,  guarantees  that are made  against a loss in  Account  Value  will not be triggered in certain very limited  circumstances  where they  otherwise  would have been,  had no Loyalty Credit been applied to the Account Value.

         HOW ARE LOYALTY CREDITS APPLIED TO MY ACCOUNT VALUE?
         Any Loyalty Credit that is allocated to your Account Value on the fifth Annuity  Anniversary will be allocated to the
         Fixed  Allocations  and  Sub-accounts in the same  percentages as Purchase  Payments are then being allocated to your
         Annuity.

         Example of Applying the Loyalty Credit
         Assume you make an initial Purchase Payment of $10,000.  During Annuity Year four (i.e.,  prior to the fourth Annuity
         Anniversary)  you make an  additional  $10,000  Purchase  Payment.  During the early part of Annuity Year five (i.e., prior to the fifth Annuity  Anniversary)  you make a $10,000 Purchase Payment and later in the year make a withdrawal of $5,000.  The Loyalty Credit that we will apply to your Annuity on the fifth Annuity  Anniversary is equal to 0.50%
         of $15,000  (this  represents  the $20,000 of Purchase  Payments  made during the first four Annuity  Years minus the
         $5,000 withdrawal made in the fifth Annuity Year. The computation  disregards the additional $10,000 Purchase Payment made in the fifth Annuity Year.) Therefore, the Loyalty Credit amount would be equal to $75.00."

Appendix D of the Prospectus entitled "Selecting the Variable Annuity That's Right for You" is replaced with the following:

APPENDIX D --- Selecting the Variable Annuity That's Right for You

American Skandia Life Assurance  Corporation  offers several deferred  variable annuity products.  Each annuity has different  features and benefits that may be appropriate for you based on your individual financial situation and how you intend to use the annuity.

The different  features and benefits may include  variations on your ability to access funds in your annuity  without the imposition of a  withdrawal  charge as well as different  ongoing fees and charges you pay to stay in the  contract.  Additionally,  differences  may exist on various optional benefits such as guaranteed living benefits or death benefit protection.

Among the factors you should  consider when choosing which annuity product may be most  appropriate  for your individual  needs are the following:
o        Your age;
o        The amount of your investment and any planned future deposits into the annuity;
o        How long you intend to hold the annuity (also referred to as investment time horizon);
o        Your desire to make withdrawals from the annuity;
o        Your investment return objectives;
o        The effect of optional benefits that may be elected, and
o        Your desire to minimize costs and/or maximize return associated with the annuity.

The  following  chart  outlines  some of the  different  features  for  each  American  Skandia  Annuity  offered  exclusively  through
Linsco/Private  Ledger.  The  availability  of  optional  features,  such as those  noted in the chart,  may  increase  the cost of the contract.  Therefore  you should  carefully  consider  which  features you plan to use when  selecting  your  annuity.  You should also consider the investment objectives, risks, charges and expenses of an investment carefully before investing.

In addition,  the  hypothetical  illustrations  below  reflect the account value and  surrender  value of each variable  annuity over a variety of holding periods.  These charts are meant to reflect how your annuities can grow or decrease  depending on market  conditions and the comparable  value of each of the annuities  (which reflects the charges  associated  with the annuities)  under the assumptions noted.

Your registered  representative  can provide you with  prospectuses for one or more of these variable  annuities noted in this document and can guide you through Selecting the Variable Annuity That's Right for You.

American Skandia Annuity Product Comparison

Below is a summary of American Skandia's annuity products offered  exclusively through  Linsco/Private  Ledger. You should consider the investment  objectives,  risks,  charges and  expenses of an  investment  in any  Annuity  carefully  before  investing.  Each  product prospectus as well as the  underlying  portfolio  prospectuses  contains this and other  information  about the variable  annuities and underlying  investment  options.  Your  Investment  Professional  can provide you with  prospectuses  for one or more of these variable annuities and the  underlying  portfolios and can help you decide upon the product that would be most  advantageous  for you given your individual needs.  Please read the prospectuses carefully before investing.
..
                       -------------------------------- ------------------------------------- ------------------------------------
                                Optimum Four                          Optimum                            Optimum Plus
---------------------- -------------------------------- ------------------------------------- ------------------------------------
---------------------- -------------------------------- ------------------------------------- ------------------------------------
Minimum Investment     $10,000                          $10,000                               $10,000
---------------------- -------------------------------- ------------------------------------- ------------------------------------
---------------------- -------------------------------- ------------------------------------- ------------------------------------
Maximum Issue Age      85                               80                                    75
---------------------- -------------------------------- ------------------------------------- ------------------------------------
---------------------- -------------------------------- ------------------------------------- ------------------------------------
Withdrawal Charge      4 Years                          8 Years                               10 Years
Schedule               (8.5%, 8%, 7%, 6%)               (7.5%, 7%, 6.5%, 6%, 5%, 4%, 3%, 2%)  (9%, 9%, 8.5% ,8%, 7%, 6%, 5%, 4%,
                                                                                              3%, 2%)
---------------------- -------------------------------- ------------------------------------- ------------------------------------
---------------------- -------------------------------- ------------------------------------- ------------------------------------
Insurance and          1.65%                            1.25% years 1-8; 0.65% years 9+       1.65% years 1-10; 0.65% years 11+
Distribution Charge
---------------------- -------------------------------- ------------------------------------- ------------------------------------
---------------------- -------------------------------- ------------------------------------- ------------------------------------
Contract Charges       Lesser of  $35 or                Lesser of  $35 or                     Lesser of  $35 or
                       2% of Account Value*             2% of Account Value*                  2% of Account Value
---------------------- -------------------------------- ------------------------------------- ------------------------------------
---------------------- -------------------------------- ------------------------------------- ------------------------------------
Contract Credit        Yes.  Effective for Contracts    Yes.  Effective for Contracts         Yes.  The amount of the credit
                       issued on or after June 20,      issued on or after February 13,       applied to a purchase payment is
                       2005, subject to state           2006, subject to state                based on the year the purchase
                       availability.  Generally, we     availability.  Generally, we apply    payment is received, for the first
                       apply a Loyalty Credit to your   a Loyalty Credit to your Annuity's    6 years of the contract as follows:
                       Annuity's Account Value at the   Account Value at the end of your
                       end of your fifth contract       fifth contract year (i.e., on your    For contracts issued on or after
                       year (i.e., on your fifth        fifth Contract Anniversary). The      February 13, 2006, subject to
                       Contract Anniversary). The       Loyalty Credit is equal to 0.50% of   state availability, the credit
                       Loyalty Credit is equal to       total Purchase Payments made during   percentages for each year,
                       2.75% (2.25% for contracts       the first four contract years less    starting with the first, are
                       issued between June 20, 2005     the cumulative amount of              6.50%, 5.00%, 4.00%, 3.00%, 2.00%,
                       and February 13, 2006) of        withdrawals made (including the       and 1.00%.
                       total Purchase Payments made     deduction of any CDSC amounts)
                       during the first four contract   through the fifth Contract            Generally, for contracts issued
                       years less the cumulative        Anniversary                           prior to February 13, 2006, the
                       amount of withdrawals made                                             credit percentage for the first
                       (including the deduction of                                            year is 6.0%.
                       any CDSC amounts) through the
                       fifth Contract Anniversary

---------------------- -------------------------------- ------------------------------------- ------------------------------------
---------------------- -------------------------------- ------------------------------------- ------------------------------------
Fixed Rate Account     Fixed Rates Available (As of     Fixed Rates Available (As of May 1,   Fixed Rates Available (As of May
(early withdrawals     May 1, 2005 currently offering   2005 currently offering durations     1, 2005 currently offering
are subject to a       durations of:  1,2,3,5,7,10      of:  1,2,3,5,7,10 years)              durations of:  1,2,3,5,7,10 years)
Market Value           years)
Adjustment)
---------------------- -------------------------------- ------------------------------------- ------------------------------------
---------------------- -------------------------------- ------------------------------------- ------------------------------------
Variable Investment    All options available            All options available                 All options available
Options(1)
---------------------- -------------------------------- ------------------------------------- ------------------------------------
--------------------- --------------------------------- ------------------------------------- ------------------------------------
Standard Death        The greater of: purchase          The greater of: purchase payments     The greater of: purchase payments
Benefit               payments less proportional        less proportional withdrawals or      less proportional withdrawals or
                      withdrawals or account value      account value (no MVA Applied).       account value (no MVA Applied)
                      (no MVA Applied).                                                       less an amount equal to the
                                                                                              credits applied within the 12
                                                                                              months prior to date of death.
--------------------- --------------------------------- ------------------------------------- ------------------------------------

                       -------------------------------- ------------------------------------- ------------------------------------
                                Optimum Four                          Optimum                            Optimum Plus
---------------------- -------------------------------- ------------------------------------- ------------------------------------
--------------------- --------------------------------- ------------------------------------- ------------------------------------
Optional Death        Enhanced Beneficiary Protection   EBP II,                               EBP II,
Benefits (for an      (EBPII)                           HDV,                                  HDV,
additional cost)(2)   Highest Daily Value (HDV)         HAV,                                  HAV,
                      Highest Anniversary Value (HAV)   Combo 5% Roll-up/HAV                  Combo 5% Roll-up /HAV
                      Combo 5% Roll Up/HAV
--------------------- --------------------------------- ------------------------------------- ------------------------------------
--------------------- --------------------------------- ------------------------------------- ------------------------------------
Living Benefits       GRO/ GRO Plus,                    GRO/ GRO Plus,                        GRO/ GRO Plus,
(for an additional    Guaranteed Minimum Withdrawal     GMWB,                                 GMWB,
cost)(3)              Benefit (GMWB),                   GMIB,                                 GMIB,
                      Guaranteed Minimum Income         Lifetime Five                         Lifetime Five
                      Benefit (GMIB),
                      Lifetime Five
--------------------- --------------------------------- ------------------------------------- ------------------------------------
--------------------- --------------------------------- ------------------------------------- ------------------------------------
Annuity Rewards(4)    Available after initial           Available after initial withdrawal    Available after initial withdrawal
                      withdrawal period                 period                                period
--------------------- --------------------------------- ------------------------------------- ------------------------------------

Hypothetical Illustration
The  following  examples  outline the value of each annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the contract years specified.  The values shown below are based on the following assumptions:

An initial investment of $100,000 is made into each contract earning a gross rate of return of 0% and 6% respectively.

o        No subsequent deposits or withdrawals are made from the contract.
o        The  hypothetical  gross  rates of return are reduced by the  arithmetic  average of the fees and  expenses of the  underlying portfolios and the charges that are deducted from the Annuity at the Separate Account level as follows5:
o        1.01% based on the fees and expenses of the underlying  portfolios as of December 31,  2004.(1) The arithmetic  average of all fund  expenses  are  computed  by adding  portfolio  management  fees,  12b-1 fees and other  expenses  of all of the underlying  portfolios and then dividing by the number of portfolios.  For purposes of the  illustrations,  we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table.
o         The Separate Account level charges include the Insurance Charge and Distribution Charge (as applicable).
o        The Annuity  Value and  Surrender  Value are further  reduced by the annual  maintenance  fee and reflect the  addition of any applicable credits.

The Annuity Value displays the current  account value assuming no surrender  while the Surrender  Value assumes a 100% surrender on the day after the contract  anniversary,  therefore,  reflecting  the decrease in surrender  charge where  applicable.  The values that you actually  experience  under an Annuity will be different what is depicted here if any of the  assumptions we make here differ from your circumstances,  however  the  relative  values for each  product  reflected  below will  remain the same.  (We will  provide you with a personalized  illustration  upon  request).  Shaded cells  represent  the product  with the highest  customer  Surrender  Value for the contract year.  Multiple shaded cells represent a tie between two or more annuities.

0% Gross Rate of Return
         ----------------------------------------------------------------------------------------------
                  Optimum Four                       Optimum                     Optimum Plus
         ----------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
       YrAnnuity Value Surrender Value    Annuity Value   Surrender ValueAnnuity ValueSurrender Value
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
        1       97,322            89,322            97,718         90,718      103,650         94,650
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
        2       94,714            87,714            95,487         88,987      100,875         92,375
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
        3       92,176            86,176            93,306         87,306       98,174         90,174
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
        4       89,704            89,704            91,174         86,174       95,544         88,544
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
        5       87,298            87,298            89,090         85,090       92,983         86,983
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
        6       87,633            87,633            87,541         84,541       90,490         85,490
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
        7       85,281            85,281            85,539         83,539       88,063         84,063
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
        8       82,992            82,992            83,581         83,581       85,700         82,700
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
        9       80,763            80,763            82,165         82,165       83,400         81,400
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
       10       78,593            78,593            80,771         80,771       81,160         81,160
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
       11       76,481            76,481            79,400         79,400       79,784         79,784
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
       12       74,424            74,424            78,053         78,053       78,429         78,429
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
       13       72,422            72,422            76,727         76,727       77,098         77,098
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
       14       70,473            70,473            75,423         75,423       75,788         75,788
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
       15       68,575            68,575            74,141         74,141       74,500         74,500
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
       16       66,727            66,727            72,881         72,881       73,233         73,233
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
       17       64,928            64,928            71,640         71,640       71,987         71,987
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
       18       63,177            63,177            70,421         70,421       70,762         70,762
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
       19       61,472            61,472            69,222         69,222       69,557         69,557
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
       20       59,812            59,812            68,042         68,042       68,372         68,372
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
       21       58,196            58,196            66,882         66,882       67,206         67,206
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
       22       56,623            56,623            65,741         65,741       66,060         66,060
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
       23       55,091            55,091            64,619         64,619       64,933         64,933
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
       24       53,600            53,600            63,516         63,516       63,824         63,824
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
       25       52,148            52,148            62,431         62,431       62,734         62,734
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
       26       50,734            50,734            61,363         61,363       61,662         61,662
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
       27       49,358            49,358            60,314         60,314       60,607         60,607
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
       28       48,019            48,019            59,281         59,281       59,570         59,570
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
       29       46,714            46,714            58,266         58,266       58,550         58,550
   ---------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------
       30       45,445            45,445            57,268         57,268       57,547         57,547
   ---------------------------------------------------------------------------------------------------

Assumptions:
a.  $100,000 initial investment
b.  Fund Expenses = 1.01%
c.  No optional death benefits or living benefits elected
d.  Annuity was issued on or after February 13, 2006

6% Gross Rate of Return
         ---------------------------------------------------------------------------------------
                Optimum Four                    Optimum                    Optimum Plus
   ---------------------------------------------------------------------------------------------
           Annuity                                  urrender Value               urrender Value
       Yr   Value   Surrender Value  Annuity Value S              Annuity Value S
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
        1    103,198          95,198        103,618         96,618       109,871        100,871
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
        2    106,498          99,498        107,366        100,866       113,350        104,850
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
        3    109,904         103,904        111,251        105,251       116,940        108,940
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
        4    113,419         113,419        115,276        110,276       120,644        113,644
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
        5    117,046         117,046        119,446        115,446       124,468        118,468
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
        6    123,627         123,627        124,285        121,285       128,413        123,413
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
        7    127,581         127,581        128,782        126,782       132,485        128,485
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
        8    131,661         131,661        133,441        133,441       136,687        133,687
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
        9    135,872         135,872        139,108        139,108       141,023        139,023
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
       10    140,217         140,217        145,017        145,017       145,498        145,498
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
       11    144,701         144,701        151,176        151,176       151,643        151,643
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
       12    149,329         149,329        157,597        157,597       158,049        158,049
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
       13    154,105         154,105        164,291        164,291       164,727        164,727
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
       14    159,033         159,033        171,269        171,269       171,689        171,689
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
       15    164,119         164,119        178,543        178,543       178,946        178,946
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
       16    169,368         169,368        186,127        186,127       186,511        186,511
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
       17    174,784         174,784        194,032        194,032       194,398        194,398
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
       18    180,374         180,374        202,274        202,274       202,620        202,620
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
       19    186,142         186,142        210,865        210,865       211,191        211,191
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
       20    192,095         192,095        219,821        219,821       220,126        220,126
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
       21    198,239         198,239        229,158        229,158       229,440        229,440
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
       22    204,578         204,578        238,891        238,891       239,151        239,151
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
       23    211,121         211,121        249,037        249,037       249,273        249,273
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
       24    217,873         217,873        259,615        259,615       259,826        259,826
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
       25    224,841         224,841        270,642        270,642       270,826        270,826
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
       26    232,031         232,031        282,137        282,137       282,294        282,294
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
       27    239,452         239,452        294,120        294,120       294,249        294,249
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
       28    247,109         247,109        306,612        306,612       306,712        306,712
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
       29    255,012         255,012        319,635        319,635       319,704        319,704
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
       30    263,168         263,168        333,211        333,211       333,248        333,248
   ---------------------------------------------------------------------------------------------

Assumptions:
a.  $100,000 initial investment
b.  Fund Expenses = 1.01%
c.  No optional death benefits or living benefits elected
d.  Annuity was issued on or after February 13, 2006

In addition, the following charts indicate the days (measured from the Issue Date) in which each annuity product would have the highest Surrender Value amongst the products listed.

0% Gross Rate of Return
------------------------------------------------------------------------------------------------------------
       Product Name       Total Days in which   Years from the Issue    Days within the period in which the
                          Product's Surrender      Date in which the             Surrender Value is highest
                             Value is highest     Surrender Value is
                                                             highest
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
       Optimum Four                      1460                      4                                   1460
                                                                   5                              1461-1825
                                                                   6                              1826-2190
                                                                   7                              2191-2555
                                                                   8                              2556-2919
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
            Optimum                       730                      8                                   2920
                                                                   9                              2921-3285
                                                                  10                              3286-3649
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
       Optimum Plus                      8760                    1-3                                 1-1095
                                                                   4                              1096-1459
                                                                  10                                   3650
                                                               11-30                             3651-10950
------------------------------------------------------------------------------------------------------------

6% Gross Rate of Return
------------------------------------------------------------------------------------------------------------
       Product Name       Total Days in which   Years from the Issue    Days within the period in which the
                          Product's Surrender      Date in which the             Surrender Value is highest
                             Value is highest     Surrender Value is
                                                             highest
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
       Optimum Four                       729                      6                              1826-2190
                                                                   7                              2191-2554
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
            Optimum                       658                      9                              2992-3285
                                                                  10                              3286-3649
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
       Optimum Plus                      9563                    1-5                                 1-1825
                                                                   7                                   2555
                                                                   8                              2556-2920
                                                                   9                              2921-2945
                                                                  10                                   3650
                                                               11-30                             3651-10950
------------------------------------------------------------------------------------------------------------

Days listed assume 365 days per year and do not account for Leap Years.

* - Contract charges are waived for account values greater than $100,000.

1)       We are showing you options which are available with the LPL asset allocation program.  For more information, contact your
     Investment Professional.  American Skandia offers other Annuity products.
2)       For more information on these benefits, refer to the "Death Benefit" section in the Prospectus.
3)       For more information on these benefits, refer to the "Living Benefit Programs" section in the Prospectus.
4)       The Annuity Rewards benefit offers Owners an ability to increase the guaranteed death benefit so that the death benefit will at least equal the Annuity's account value on the effective date of the Annuity Rewards benefits, if the terms of the Annuity
     Rewards benefit are met.
5)       These reductions result in hypothetical net rates of return corresponding to the 0% and 6% gross rates of return, respectively as follows:  Optimum Four  -3.17% and 2.64%; Optimum  -2.78% and 3.05% in years 1-8 and -2.19% and 3.68% in years
     9+, Optimum Plus  -3.17% and 2.64% in years 1-10 and -2.19% and 3.68% in years 11+.